INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
Income Taxes Tables
Regional sources of tax losses
	2014	2013	2012
North America	$(3,141,208)	$(127,369)	$(98,893)
Outside North America	(716,713)	(631,107)	-
	$(3,857,921)	$(758,476)	$(92,893)

Tax losses by year of origin and year of expiry
Year of Origin	Canada	Year of Expiry	Outside North America	Year of Expiry
2005	$732,448	2015
2006	682,619	2016
2007			293,528	2014
2008			99,852	2015
2009	97,040	2019	78,953	2016
2010	54,697	2020	27,267	2017
2011	184,138	2021
2012	90,950	2022
2013	123,867	2023	631,107	2020
2014	80,361	2024	716,713	2021
TOTAL	$2,046,120		$1,847,420
CONSOLIDATED TAX LOSSES			$3,893,540

Deferred tax assets
	2014	2013	2012
Deferred tax assets:
North America	$5,846,486	$4,762,769	$4,718,827
Outside North America	232,634	169,606	105,708
Sub-total	6,079,120	4,932,375	4,824,535
Less Valuation allowance	(6,079,120)	(4,932,375)	(4,824,535)
Net deferred tax assets	-	-	-

Consolidated effective tax (benefit) rate
	2014	2013	2012
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%